FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Short-term Debt (Details) $ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 EUR (€)
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper	$ 1,119	$ 1,016
Current portion of long-term debt	1,406	1,550
Lease obligations	214	182
Total	2,739	2,748
Short-term bilateral credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	500
Commercial paper
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper	$ 879	$ 745
Amount of potential borrowings | €			€ 1.5
Weighted average
Disclosure of detailed information about borrowings [line items]
Short-term borrowings interest rate (in percent)	3.80%	5.00%